Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total	$ 4,722	$ 5,530	$ 4,203
Not past due [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total	3,882	5,055	4,049
Up to 30 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total	731	288	140
31 to 90 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total	101	179	6
91 to 180 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total			8
181 to 270 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total
271 to 360 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total
Over 361 days [Member]
Details of Significant Accounts (Details) - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired [Line Items]
Accounts Receivable, Total	$ 8	$ 8